UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Opus Trading Fund, LLC
Address:       One Jericho Plaza
               Jericho, New York 11753-1635

Form 13F File Number:  028-13215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Mark Peckman
Title:         General Counsel
Phone:         516-822-0202


Signature, Place, and Date of Signing:

/s/ Mark Peckman           Jericho, New York             07/05/11
----------------           -----------------             --------
   [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                TITLE OF                   VALUE     SHARES/    SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     x($1000)  PRN AMT    PRN CALL DISCRETN  MANAGERS      SOLE    SHARED NONE
------------------------------  ---------------- --------- --------  --------   -------  --------  ---------   -------- ------------
ALTRIA GROUP IN                 COM              02209S103  238      9,000       SH      DEFINED   01, 02      9,000
                                                                                         OTHER     03
AMERICA MOVIL S                 SHS              02364W105  209      7,800       SH      DEFINED   01, 02      7,800
                                                                                         OTHER     03
AMERICAN EXPRES                 COM              025816109  310      6,000       SH      DEFINED   01, 02      6,000
                                                                                         OTHER     03
AMERICAN SUPERC                 COM              030111108  103      11,400      SH      DEFINED   01, 02      11,400
                                                                                         OTHER     03
ANADARKO PETE C                 COM              032511107  276      3,600       SH      DEFINED   01, 02      3,600
                                                                                         OTHER     03
APPLE INC                       COM              037833100  5,562    16,570      SH      DEFINED   01, 02      16,570
                                                                                         OTHER     03
BANK OF AMERICA                 COM              060505104  121      11,000      SH      DEFINED   01, 02      11,000
                                                                                         OTHER     03
BARCLAYS BK PLC                 VIX              06740C261  877      41,500      SH      DEFINED   01, 02      41,500
                                                                                         OTHER     03
BIDU INC SPON A                 A                056752108  952      6,791       SH      DEFINED   01, 02      6,791
                                                                                         OTHER     03
CATERPILLAR INC                 COM              149123101  1,344    12,626      SH      DEFINED   01, 02      12,626
                                                                                         OTHER     03
CCENTURE PLC IR                 A                G1151C101  453      7,500       SH      DEFINED   01, 02      7,500
                                                                                         OTHER     03
CHENIERE ENERGY                 COM              16411R208  242      26,400      SH      DEFINED   01, 02      26,400
                                                                                         OTHER     03
CHIPOTLE MEXICA                 CALL             169656905  352      1,100          CALL DEFINED   01, 02      1,100
                                                                                         OTHER     03
CISCO SYS INC                   COM              17275R102  159      10,200      SH      DEFINED   01, 02      10,200
                                                                                         OTHER     03
CITIGROUP INC                   COM              172967424  336      8,069       SH      DEFINED   01, 02      8,069
                                                                                         OTHER     03
CLIFFS NATURAL                  COM              18683K101  564      6,100       SH      DEFINED   01, 02      6,100
                                                                                         OTHER     03
CUMMINS INC                     COM              231021106  1,283    12,400      SH      DEFINED   01, 02      12,400
                                                                                         OTHER     03
DEERE & CO                      COM              244199105  412      5,000       SH      DEFINED   01, 02      5,000
                                                                                         OTHER     03
DIREXION SHS ET                 BULL3X           25459W847  327      4,000       SH      DEFINED   01, 02      4,000
                                                                                         OTHER     03
EBAY INC                        COM              278642103  301      9,331       SH      DEFINED   01, 02      9,331
                                                                                         OTHER     03
ED STATES NATL                  UNIT             912318110  179      16,200      SH      DEFINED   01, 02      16,200
                                                                                         OTHER     03
FEDEX CORP                      COM              31428X106  768      8,100       SH      DEFINED   01, 02      8,100
                                                                                         OTHER     03
FIFTH THIRD BAN                 COM              316773100  131      10,300      SH      DEFINED   01, 02      10,300
                                                                                         OTHER     03
FIRST SOLAR INC                 COM              336433107  370      2,800       SH      DEFINED   01, 02      2,800
                                                                                         OTHER     03
FORD MTR CO DEL                 $0.01            345370860  1,081    78,400      SH      DEFINED   01, 02      78,400
                                                                                         OTHER     03
FREEPORT-MCMORA                 COM              35671D857  395      7,460       SH      DEFINED   01, 02      7,460
                                                                                         OTHER     03
FRONTIER OIL CO                 COM              35914P105  456      14,100      SH      DEFINED   01, 02      14,100
                                                                                         OTHER     03
GENERAL ELECTRI                 COM              369604103  736      39,000      SH      DEFINED   01, 02      39,000
                                                                                         OTHER     03
GENERAL MTRS CO                 COM              37045V100  780      25,700      SH      DEFINED   01, 02      25,700
                                                                                         OTHER     03
GENON ENERGY IN                 COM              37244E107  633      164,100     SH      DEFINED   01, 02      164,100
                                                                                         OTHER     03
GOLDMAN SACHS G                 COM              38141G104  334      2,511       SH      DEFINED   01, 02      2,511
                                                                                         OTHER     03
GOOGLE INC CL                   A                38259P508  861      1,700       SH      DEFINED   01, 02      1,700
                                                                                         OTHER     03
HEWLETT PACKARD                 COM              428236103  855      23,500      SH      DEFINED   01, 02      23,500
                                                                                         OTHER     03
INGERSOLL-RAND                  SHS              G47791101  236      5,200       SH      DEFINED   01, 02      5,200
                                                                                         OTHER     03
ISHARES INC MSC                 BRAZIL           464286400  807      11,000      SH      DEFINED   01, 02      11,000
                                                                                         OTHER     03
ISHARES INC MSC                 JAPAN            464286848  534      51,200      SH      DEFINED   01, 02      51,200
                                                                                         OTHER     03
ISHARES TR FTSE                 IDX              464287184  550      12,800      SH      DEFINED   01, 02      12,800
                                                                                         OTHER     03
ISHARES TR MSCI                 MKT              464287234  300      6,300       SH      DEFINED   01, 02      6,300
                                                                                         OTHER     03
ISHARES TR RUSS                 2000             464287655  745      9,000       SH      DEFINED   01, 02      9,000
                                                                                         OTHER     03
JOY GLOBAL INC                  COM              481165108  257      2,700       SH      DEFINED   01, 02      2,700
                                                                                         OTHER     03
JPMORGAN CHASE                  COM              46625H100  1,024    25,000      SH      DEFINED   01, 02      25,000
                                                                                         OTHER     03
KB HOME                         COM              48666K109  515      52,700      SH      DEFINED   01, 02      52,700
                                                                                         OTHER     03
KINROSS GOLD CO                 PAR              496902404  191      12,100      SH      DEFINED   01, 02      12,100
                                                                                         OTHER     03
KLA-TENCOR CORP                 COM              482480100  391      9,670       SH      DEFINED   01, 02      9,670
                                                                                         OTHER     03
LAS VEGAS SANDS                 COM              517834107  458      10,860      SH      DEFINED   01, 02      10,860
                                                                                         OTHER     03
LINKEDIN CORP C                 A                53578A108  300      3,335       SH      DEFINED   01, 02      3,335
                                                                                         OTHER     03
MICRON TECHNOLO                 COM              595112103  131      17,466      SH      DEFINED   01, 02      17,466
                                                                                         OTHER     03
MICROSOFT CORP                  COM              594918104  320      12,300      SH      DEFINED   01, 02      12,300
                                                                                         OTHER     03
MOLYCORP INC DE                 COM              608753109  713      11,678      SH      DEFINED   01, 02      11,678
                                                                                         OTHER     03
MORGAN STANLEY                  COM              617446448  297      12,912      SH      DEFINED   01, 02      12,912
                                                                                         OTHER     03
MOSAIC CO NEW                   COM              61945C103  207      3,063       SH      DEFINED   01, 02      3,063
                                                                                         OTHER     03
MSTERCARD INC C                 A                57636Q104  1,692    5,615       SH      DEFINED   01, 02      5,615
                                                                                         OTHER     03
NATIONAL OILWEL                 COM              637071101  203      2,594       SH      DEFINED   01, 02      2,594
                                                                                         OTHER     03
NETAPP INC                      COM              64110D104  359      6,800       SH      DEFINED   01, 02      6,800
                                                                                         OTHER     03
NEWMONT MINING                  COM              651639106  270      5,000       SH      DEFINED   01, 02      5,000
                                                                                         OTHER     03
NIKE INC CL                     B                654106103  720      8,000       SH      DEFINED   01, 02      8,000
                                                                                         OTHER     03
NOVELLUS SYS IN                 COM              670008101  372      10,300      SH      DEFINED   01, 02      10,300
                                                                                         OTHER     03
OIL SVC HOLDRS                  RCPT             678002106  267      1,755       SH      DEFINED   01, 02      1,755
                                                                                         OTHER     03
POLLO GROUP INC                 A                037604105  306      7,000       SH      DEFINED   01, 02      7,000
                                                                                         OTHER     03
POWERSHARES QQQ                 1                73935A104  26,317   461,300     SH      DEFINED   01, 02      461,300
                                                                                         OTHER     03
POWERSHS DB US                  BULL             73936D107  1,065    50,200      SH      DEFINED   01, 02      50,200
                                                                                         OTHER     03
PRICELINE  INC                  COM              741503403  666      1,300       SH      DEFINED   01, 02      1,300
                                                                                         OTHER     03
PROCTER & GAMBL                 COM              742718109  445      7,000       SH      DEFINED   01, 02      7,000
                                                                                         OTHER     03
PROSHARES TR II                 SILVER           74347W841  676      4,100       SH      DEFINED   01, 02      4,100
                                                                                         OTHER     03
PROSHARES TR PS                 QQQ              74347R206  513      5,800       SH      DEFINED   01, 02      5,800
                                                                                         OTHER     03
PROSHARES TR PS                 QQQ              74347X237  202      4,000       SH      DEFINED   01, 02      4,000
                                                                                         OTHER     03
PROSHARES TR PS                 ULSHRUS          74348A202  764      18,300      SH      DEFINED   01, 02      18,300
                                                                                         OTHER     03
PROSHARES TR UL                 S&P500           74347X856  311      20,000      SH      DEFINED   01, 02      20,000
                                                                                         OTHER     03
QUALM INC COM                   COM              747525103  471      8,300       SH      DEFINED   01, 02      8,300
                                                                                         OTHER     03
RENREN INC SPON                 ADR              759892102  402      45,464      SH      DEFINED   01, 02      45,464
                                                                                         OTHER     03
RESEARCH IN MOT                 COM              760975102  202      7,000       SH      DEFINED   01, 02      7,000
                                                                                         OTHER     03
SALESFORCE  INC                 COM              79466L302  209      1,400       SH      DEFINED   01, 02      1,400
                                                                                         OTHER     03
SEARS HLDGS COR                 COM              812350106  237      3,319       SH      DEFINED   01, 02      3,319
                                                                                         OTHER     03
SELECT SECTOR S                 INT-ENE          81369Y506  943      12,511      SH      DEFINED   01, 02      12,511
                                                                                         OTHER     03
SEMICONDUCTOR H                 RCPT             816636203  239      7,000       SH      DEFINED   01, 02      7,000
                                                                                         OTHER     03
SINA CORP                       ORD              G81477104  641      6,160       SH      DEFINED   01, 02      6,160
                                                                                         OTHER     03
SOHU  INC COM                   COM              83408W103  210      2,900       SH      DEFINED   01, 02      2,900
                                                                                         OTHER     03
SPDR GOLD TRUST                 SHS              78463V107  730      5,000       SH      DEFINED   01, 02      5,000
                                                                                         OTHER     03
SPDR S&P 500 ET                 UNIT             78462F103  81,927   620,800     SH      DEFINED   01, 02      620,800
                                                                                         OTHER     03
SPRINT NEXTEL C                 1                852061100  59       11,000      SH      DEFINED   01, 02      11,000
                                                                                         OTHER     03
VALE S A                        ADR              91912E105  671      21,000      SH      DEFINED   01, 02      21,000
                                                                                         OTHER     03
VEECO INSTRS IN                 COM              922417100  271      5,600       SH      DEFINED   01, 02      5,600
                                                                                         OTHER     03
VIS INC COM CL                  A                92826C839  460      5,461       SH      DEFINED   01, 02      5,461
                                                                                         OTHER     03
VMWARE INC CL A                 COM              928563402  962      9,600       SH      DEFINED   01, 02      9,600
                                                                                         OTHER     03
WALGREEN CO                     COM              931422109  815      19,199      SH      DEFINED   01, 02      19,199
                                                                                         OTHER     03
WALT CO COM DIS                 DISNEY           254687106  351      9,000       SH      DEFINED   01, 02      9,000
                                                                                         OTHER     03
WALTER ENERGY I                 COM              93317Q105  347      3,000       SH      DEFINED   01, 02      3,000
                                                                                         OTHER     03
YAMANA GOLD INC                 CALL             98462Y900  371      30,900         CALL DEFINED   01, 02      30,900
                                                                                         OTHER     03
YINGLI GREEN EN                 ADR              98584B103  212      23,000      SH      DEFINED   01, 02      23,000
                                                                                         OTHER     03
YOUKU COM INC S                 ADR              98742U100  629      18,325      SH      DEFINED   01, 02      18,325
                                                                                         OTHER     03

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:              3
Form 13F Information Table Entry Total:         90
Form 13F Information Table Value Total:         156,483
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number       CIK Number    Name
01    28-13927                   0001491980    Amity Trading Partners LLC
02    28-13268                   0001425994    Schonfeld Group Holdings, LLC
03    28-13270                   0001450323    Amity Advisers LLC